Property and Equipment (Details) - Schedule of Property and Equipment - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 11,264,530	$ 3,878,435	$ 3,840,352
Less: accumulated depreciation	(3,310,594)	(3,304,457)	(3,314,471)
Property and equipment, net	7,953,936	573,978	525,881
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	344,522	361,193	400,091
Construction-in-Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,400,000
Buildings and leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,221,105	2,226,687	2,235,061
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,132,876	1,116,789	1,013,376
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 166,027	$ 173,766	$ 191,824